INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment Holdings [Line Items]
Total	$ 76,960	$ 80,321
Held To Maturity unrecognized gain	42	130
Held To Maturity unrecognized loss	8,013	8,763
Held-to-Maturity Market Value	68,989	71,688
Investment Securities, Available-for-sale, Amortized Cost	3,512,652	3,382,604
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	3,458	3,842
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(332,334)	(365,320)
Investment Securities, Available-for-sale	3,183,776	3,021,126
U.S. Treasuries
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	99	34,904
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(9)	(3,661)
Investment Securities, Available-for-sale	90	31,243
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	83,224	81,790
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(11,546)	(12,010)
Investment Securities, Available-for-sale	71,678	69,780
Mortgage-backed securities-residential
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	1,102,242	744,546
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	508	2,034
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(104,208)	(85,532)
Investment Securities, Available-for-sale	998,542	661,048
Mortgage-backed securities-commercial
Investment Holdings [Line Items]
Total	30,444	32,926
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	4,454	4,628
Held-to-Maturity Market Value	25,990	28,298
Investment Securities, Available-for-sale, Amortized Cost	382,727	543,134
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	26	7
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(25,381)	(35,911)
Investment Securities, Available-for-sale	357,372	507,230
Collateralized mortgage obligations
Investment Holdings [Line Items]
Total	7,007	7,970
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	788	539
Held-to-Maturity Market Value	6,219	7,431
Investment Securities, Available-for-sale, Amortized Cost	620,315	478,744
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,449	181
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(52,599)	(60,277)
Investment Securities, Available-for-sale	569,165	418,648
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Total	8,259	8,175
Held To Maturity unrecognized gain	42	130
Held To Maturity unrecognized loss	339	215
Held-to-Maturity Market Value	7,962	8,090
Investment Securities, Available-for-sale, Amortized Cost	630,813	765,223
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	357	1,614
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(109,904)	(114,320)
Investment Securities, Available-for-sale	521,266	652,517
Asset-backed Securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	555,484	600,055
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	998	6
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(22,379)	(39,813)
Investment Securities, Available-for-sale	534,103	560,248
Other securities
Investment Holdings [Line Items]
Total	31,250	31,250
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	2,432	3,381
Held-to-Maturity Market Value	28,818	27,869
Investment Securities, Available-for-sale, Amortized Cost	137,748	134,208
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	120	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(6,308)	(13,796)
Investment Securities, Available-for-sale	$ 131,560	$ 120,412